Share-based compensation Share options outstanding (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
First Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining vesting period	3 months	1 year 2 months 12 days
Weighted average remaining expiring period	1 year 2 months 12 days	2 years 3 months 18 days
Purchase option exercise price range	R$ 56.11
Weighted average remaining selling period	3 years 2 months 12 days	4 years 3 months 18 days
Expected selling / repurchase price	R$ 189.07	R$ 548.49
Second Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining vesting period	4 years	5 years
Weighted average remaining expiring period	6 years 8 months 12 days	7 years 8 months 12 days
Purchase option exercise price range	R$ 77.46	R$ 83.48
Bottom of range | First Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Purchase option exercise price range		56.11
Top of range | First Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Purchase option exercise price range		R$ 71.62